Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred tax assets, net	$ 127		$ 95
Increase (decrease) deferred tax assets	$ 32
Effective income tax rate	34.50%	18.70%
Interest and penalties included in unrecognized tax positions	$ 16		$ 15
Unrecognized tax benefits that would impact effective tax rate	$ 9